Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Property, plant and equipment

7 Property, plant and equipment

			Assets in	Total property,
	Land and	Plant and	course of	plant and
	buildings	equipment	construction	equipment
	$m	$m	$m	$m
Cost
At 1 January 2015	4,912	7,712	1,120	13,744
Capital expenditure	23	223	1,155	1,401
Additions through business combinations (Note 25)	21	–	–	21
Transfer of assets into use	269	359	(628)	–
Disposals and other movements	(239)	(442)	(3)	(684)
Exchange adjustments	(174)	(384)	(76)	(634)
At 31 December 2015	4,812	7,468	1,568	13,848
Capital expenditure	29	206	1,214	1,449
Transfer of assets into use	222	109	(331)	–
Disposals and other movements	(236)	(700)	(16)	(952)
Exchange adjustments	(211)	(540)	(143)	(894)
At 31 December 2016	4,616	6,543	2,292	13,451
Capital expenditure	39	198	1,074	1,311
Transfer of assets into use	525	567	(1,092)	–
Disposals and other movements	(367)	(577)	–	(944)
Exchange adjustments	210	452	159	821
At 31 December 2017	5,023	7,183	2,433	14,639
Depreciation
At 1 January 2015	2,351	5,383	–	7,734
Charge for year	198	479	–	677
Impairment	9	19	–	28
Disposals and other movements	(203)	(411)	–	(614)
Exchange adjustments	(102)	(288)	–	(390)
At 31 December 2015	2,253	5,182	–	7,435
Charge for year	185	424	–	609
Impairment	2	–	–	2
Disposals and other movements	(222)	(656)	–	(878)
Exchange adjustments	(126)	(439)	–	(565)
At 31 December 2016	2,092	4,511	–	6,603
Charge for year	182	442	–	624
Impairment	78	–	–	78
Disposals and other movements	(249)	(501)	–	(750)
Exchange adjustments	128	341	–	469
At 31 December 2017	2,231	4,793	–	7,024
Net book value
At 31 December 2015	2,559	2,286	1,568	6,413
At 31 December 2016	2,524	2,032	2,292	6,848
At 31 December 2017	2,792	2,390	2,433	7,615

Impairment charges in 2017 were recognised in relation to land and buildings in the US which were subsequently sold. These charges have been recognised in other operating income and expense.

	2017	2016	2015
	$m	$m	$m
The net book value of land and buildings comprised:
Freeholds	2,514	2,326	2,432
Leaseholds	278	198	127

Included within plant and equipment are Information Technology assets held under finance leases with a net book value of $nil (2016: $43m; 2015: $70m).